Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 901	$ 2,191
Financial liabilities	901	2,191
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	41,689	60,755
Financial liabilities	46,043	58,985
Borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	42,590	62,946
Financial liabilities	$ 46,944	$ 61,176